Retirement Benefits Southern Union Benefit Assumptions (Details)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.78%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.32%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.00%
Expected long term return on assets, tax exempt accounts	7.63%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.41%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.17%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.00%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.00%
Expected long term return on assets, tax exempt accounts	7.00%
Expected long term return on assets, taxable accounts	4.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.39%